Goodwill and Other Intangible Assets - Intangible asset (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying Amount	$ 500,000	$ 500,000	$ 500,000
Accumulated Amortization	(357,937)	(304,365)	232,937
Net Carrying Amount	$ 142,063	$ 195,635	267,063
Contracts with retailers
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 370,000	$ 370,000	370,000
Accumulated Amortization	(264,873)	(225,230)	172,373
Net Carrying Amount	$ 105,127	$ 144,770	197,627
Trade name
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 60,000	$ 60,000	60,000
Accumulated Amortization	(42,953)	(36,524)	27,952
Net Carrying Amount	$ 17,047	$ 23,476	32,048
Contactable customer list
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 40,000	$ 40,000	40,000
Accumulated Amortization	(28,635)	(24,349)	18,635
Net Carrying Amount	$ 11,365	$ 15,651	21,365
Developed technology
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 30,000	$ 30,000	30,000
Accumulated Amortization	(21,476)	(18,262)	13,977
Net Carrying Amount	$ 8,524	$ 11,738	$ 16,023